FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Impact of Translating Financial Statements of Company's International Subsidiaries

Below is a summary of the impact of translating the December 31, 2012 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2012
Brazil	2.05	1.87	$348,405	$(21,690)
Mexico	13.02	14.00	$137,705	6,601
Argentina	4.91	4.31	$133,152	(12,926)
Colombia	1,768.23	1,950.0	$46,898	2,790
Chile	479.8	520.7	$49,749	2,958
All other				2,262

				$(20,005)

Below is a summary of the impact of translating the December 31, 2011 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2011
Brazil	1.87	1.67	$327,679	$(28,000)
Mexico	14.00	12.39	$121,935	(11,818)
Argentina	4.31	3.98	$128,524	(4,196)
Colombia	1,950.0	1,950.0	$34,568	153
Chile	520.7	473.2	$40,084	(3,324)
All other				1,127

				$(46,058)